Fair Value Measurements - Schedule Of Fair Value Of Assets And Liabilities On Recurring Basis (Detail) - Fair Value, Recurring [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Exchange traded fund products	¥ 700,623	¥ 2,013,340
Wealth management products	483,807	30,000
Foreign currency forward contracts		914
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Exchange traded fund products	0	2,013,340
Wealth management products	0	0
Foreign currency forward contracts		0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Exchange traded fund products	700,623	0
Wealth management products	483,807	30,000
Foreign currency forward contracts		914
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Exchange traded fund products	0	0
Wealth management products	¥ 0	0
Foreign currency forward contracts		¥ 0